Bank Loans - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Mar. 23, 2023 CNY (¥)	Mar. 23, 2023 USD ($)
Short-term Debt [Line Items]
Long term debt	¥ 31,000		¥ 12,846		$ 4,246
Debt instrument interest rate effective percentage			3.80%
Long term debt, maturity date			Sep. 20, 2025
Current portion of long-term bank loans	10,500		¥ 3,538		1,438
Short-term bank loan	¥ 64,250		¥ 69,798		$ 8,802
Loans from third parties, annual interest rate	3.60%		3.30%		3.60%	2.20%	2.20%
Short-term non-bank loans and notes payable						¥ 29,778	$ 4,080
Repayments of Bank Debt	¥ 69,090	$ 9,465	¥ 49,794	¥ 10,000
LongTermDebtDueOn24March2027 [Member]
Short-term Debt [Line Items]
Debt instrument interest rate effective percentage	3.00%				3.00%
Debt Instrument, Maturity Date	Mar. 24, 2027	Mar. 24, 2027
Long Term Debt Due On 14 December 2027 [Member]
Short-term Debt [Line Items]
Debt instrument interest rate effective percentage	2.90%				2.90%
Debt Instrument, Maturity Date	Dec. 14, 2027	Dec. 14, 2027
PRC [Member]
Short-term Debt [Line Items]
Long term debt	¥ 25,000		10,000		$ 3,425
Short-term bank loan	34,472		¥ 69,090		$ 4,722
Repayments of Bank Debt	¥ 69,090	$ 9,465